Consolidated Statements of Equity (USD $) Share data in Thousands, unless otherwise specified	Total	Total Partnership Capital [Domain]	Redeemable Preferred Stock [Member]	Noncontrolling Interest [Member]	General Partners' Capital Account, Class [Domain]	Preferred Units, Class [Domain]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance, Redeemable Stock at Dec. 31, 2009			$ 2,802,000
Income (Loss), Including Portion Attributable to Noncontrolling Interest	512,000
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	26,228,000	380,393,000		12,958,000	393,474,000	0	(52,267,000)
Comprehensive income:
Net income	19,452,000	19,452,000		473,000	6,769,000	11,698,000
Other comprehensive income - derivative instruments (cash flow hedges)		(1,517,000)					(1,517,000)
Units Issued During Period, Value, New Issues		305,344,000	387,000		305,344,000
Units Repurchased and Retired During Period, Value		1,175,000			1,175,000
Units Issued During Period, Value, Unit Options Exercised		173,000			173,000
General Partnership Units Issued in Exchange for Limited Partnership Units	(1,266,000)	1,000			1,267,000
Units Reclassified to Liabilities		0	269,000
Redeemable stock fair market value		(844,000)	844,000		844,000
Adjustment for Noncontrolling Interest Ownership in operating partnership	17,824,000	0		(20,000)	(17,804,000)
Amortization of unearned compensation		3,703,000			3,703,000
Distributions	(5,641,000)	89,296,000			(77,106,000)	(6,549,000)
Redemption of Preferred Units		155,022,000				155,022,000
Ending balance, Redeemable Stock at Dec. 31, 2010			3,764,000
Income (Loss), Including Portion Attributable to Noncontrolling Interest	2,435,000
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	28,729,000	542,135,000		13,362,000	538,623,000	0	(38,579,000)
Comprehensive income:
Net income	46,938,000	46,938,000		421,000	44,082,000	0
Other comprehensive income - derivative instruments (cash flow hedges)		13,688,000					13,688,000
Units Issued During Period, Value, New Issues		235,334,000	494,000		235,334,000
Units Repurchased and Retired During Period, Value		42,243,000			(42,243,000)
Units Issued During Period, Value, Unit Options Exercised		407,000			407,000
General Partnership Units Issued in Exchange for Limited Partnership Units	(3,069,000)	0			3,069,000
Units Reclassified to Liabilities		0	150,000
Redeemable stock fair market value		71,000	(71,000)		(71,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership	8,238,000	0		(17,000)	(8,221,000)
Amortization of unearned compensation		4,035,000			4,035,000
Distributions	(5,103,000)	96,488,000			(91,385,000)
Ending balance, Redeemable Stock at Dec. 31, 2011	4,037,000		4,037,000
Income (Loss), Including Portion Attributable to Noncontrolling Interest	4,487,000
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	30,993,000	725,219,000		14,811,000	706,296,000	0	(26,881,000)
Comprehensive income:
Net income	102,263,000	102,263,000		3,525,000	94,251,000	0
Other comprehensive income - derivative instruments (cash flow hedges)		11,698,000					11,698,000
Units Issued During Period, Value, New Issues		196,326,000	546,000		196,326,000
Units Repurchased and Retired During Period, Value		17,527,000			17,527,000
Exercised (shares)	0
General Partnership Units Issued in Exchange for Limited Partnership Units	(3,459,000)	0			3,459,000
Redeemable stock fair market value		(130,000)	130,000		130,000
Adjustment for Noncontrolling Interest Ownership in operating partnership	6,109,000	0		(19,000)	(6,090,000)
Amortization of unearned compensation		2,233,000			2,233,000
Distributions	(4,873,000)	111,779,000		2,057,000	(104,849,000)
Ending balance, Redeemable Stock at Dec. 31, 2012	$ 4,713,000		$ 4,713,000